ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

Jeremy C. Smith
T +1 202 508 4632
F +1 202 383 8331
jeremy.smith@ropesgray.com

February 15, 2011

VIA EDGAR TRANSMISSION

Ms. Patricia Williams
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378
DoubleLine Multi-Asset Growth Fund (the “Fund”)

Dear Ms. Williams:

DoubleLine Funds Trust is filing today a definitive prospectus and statement of additional information pursuant to Rule 497 under the Securities Act of 1933.  The definitive prospectus and statement of additional information reflect the revisions discussed herein and made in response to the comments you provided on February 10, 2011to the Trust’s post-effective amendment no. 3 to its registration statement on Form N-1A.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectus

1.
Please remove the cross-reference to the “Additional Information About Principal Investment Strategies and Principal Risks” section of the Prospectus that appears at the end of the “Fund Summary - Principal Risks” section of the Prospectus.

The requested change has been made.

2.
Please revise the table in the section entitled “Fund Summary-Fees and Expense of the Fund” so that the maximum contingent deferred sales charge applicable to purchases of Class A shares is disclosed in the table instead of a footnote to the table.

The requested change has been made.  The footnote has been revised to read as follows:

“A contingent deferred sales charge applies only to purchases of $1 million or more of Class A shares if the shares are redeemed within 18 months of purchase.”

3.
Please state that that expense limitation agreement disclosed in footnote 5 to the table in the section entitled “Fund Summary-Fees and Expense of the Fund” will be in effect for a period of at least one year from the date of the Prospectus or delete footnote 5.

The requested change has been made.  Footnote 5 has been revised to read as follows (emphasis added):

“DoubleLine Capital LP (the "Adviser") has contractually agreed to waive its investment advisory fee and to pay or reimburse the Fund for other ordinary expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class I shares, and 1.45% for Class N shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations may only be terminated by the Adviser after February 14, 2012. To the extent that the Adviser waives its investment advisory fee or pays or reimburses the Fund for other expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, if the annual fund operating expense ratio of a class of shares falls below the expense limitation that was in place when the expenses were waived or reimbursed.”

4.
In accordance with Item 4 of Form N-1A, please revise the “Fund Summary-Principal Investment Strategies” section of the Fund, as necessary, so that it summarizes how the Fund intends to achieve its investment objectives.

The Trust respectfully submits that the “Fund Summary-Principal Investment Strategies” section of the Fund’s Prospectus, as written, concisely describes the principal investment strategies of the Fund as required by Item 4 of Form N-1A.

5.	Please state whether there is a limit on the Fund’s ability to invest in foreign private investment vehicles.

The Fund may invest without limit in investment companies, including foreign private investment vehicles.  The Fund’s investments in foreign private investment vehicles will, of course, generally be within the limits imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.  The Fund does not currently intend to invest more than 10% of its assets in such investment companies, although it is possible that that percentage could increase in the future.

6.
In the sections of the Prospectus entitled “How to Buy Shares” and “How to Redeem Shares” the Prospectus states the following (emphasis added): “[transactions will be processed] based on the [net asset value per share] calculated after your order is accepted by the Fund.”   Please replace the word “accepted” in the above sentence with “received.”

The requested change has been made in respect of the language in the “How to Redeem Shares” section.  The Fund respectfully declines to make the requested change in respect of the “How to Buy Shares” section of the Prospectus because the Fund reserves the right to reject any order to purchase shares of the Fund.

Statement of Additional Information

7.
In respect of any investments by the Fund in another investment company in the “same group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act) as the Fund (each, a “Related Fund”), please disclose that the Fund will “look through” investments in the Related Fund to the underlying securities held by the Related Fund for purposes of determining compliance with the Fund’s policy on concentrating its investments in any one industry.

The Fund respectfully declines to make the requested change. The Fund is not aware of any requirement to “look through” its investments in a Related Fund to the underlying securities held by the Related Fund for purposes of determining compliance with its policy on concentrating its investments in any one industry.  However, the Fund has confirmed that none of the Related Funds in which the Fund expects to invest has a policy to concentrate its investments in any one industry.

8.
Reference is made to the Fund’s fundamental policy that reads as follows: “[t]he Fund may not purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in a single industry.”  Please explain supplementally why the Fund’s derivatives counterparties are not considered to be part of any industry for purposes of that fundamental policy.

The Fund enters into derivatives transactions in order to obtain exposure to the securities, indices, or other measures of value underlying the derivatives, and not to the derivatives counterparties (or any industry of which the counterparties may be a part).  Accordingly, the Fund believes that it is appropriate to consider for this purpose the industry affiliation of the underlying exposure, rather than any such affiliation of the derivatives counterparty.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Jeremy Smith at (202) 508-4632.

                      Sincerely,

                       /s/ Jeremy C. Smith

cc: Mr. Keith Kirk, DoubleLine Capital LP